J.P. MORGAN FUNDS

JPMorgan Global Allocation Fund

JPMorgan Income Builder Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

Supplement dated December 9, 2014

to the Statement of Additional Information

dated February 28, 2014, as supplemented

Effective immediately, the portfolio managers’ information for the JPMorgan Global Allocation Fund and JPMorgan Income Builder Fund (the “Funds”) in the section entitled “Portfolio Managers” of the Statement of Additional Information is hereby replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers as of October 31, 2013:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Allocation Fund
Jeffrey A. Geller	25	$26,904,735	20	$12,853,151	0	$0
James Elliott	0	0	6	851,065	0	0
Jonathan Cummings	1	1,252,070	0	0	0	0
Grace X Koo	1	1,252,070	0	0	0	0
Eric J. Bernbaum*	0	0	0	0	0	0

Income Builder Fund
Jeffrey A. Geller	25	18,700,766	20	12,853,151	0	0
Anne Lester	27	20,385,918	21	13,515,666	11	868,136
Michael Schoenhaut	24	18,383,374	23	23,896,857	0	0
Eric J. Bernbaum*	0	0	0	0	0	0

*	As of June 30, 2014

SUP-SAI-GAL-IB-1214

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of October 31, 2013:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Allocation Fund
Jeffrey A. Geller	0	$0	0	$0	1	$100,000
James Elliott	0	0	1	91,611	0	0
Jonathan Cummings	0	0	0	0	1	100,000
Grace X Koo	0	0	0	0	0	0
Eric J. Bernbaum*	0	0	0	0	0	0

Income Builder Fund
Jeffrey A. Geller	0	0	0	0	1	100,000
Anne Lester	0	0	0	0	0	0
Michael Schoenhaut	0	0	0	0	0	0
Eric J. Bernbaum*	0	0	0	0	0	0

*	As of June 30, 2014.

Portfolio Managers — Ownership of Securities

The following table indicates for each Fund the dollar range of securities beneficially owned by each portfolio manager, as of October 31, 2013.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Global Allocation Fund
Jeffrey A. Geller	X
James Elliott	X
Jonathan Cummings	X
Grace X Koo			X
Eric J. Bernbaum*	X

Income Builder Fund
Jeffrey A. Geller				X
Anne Lester						X
Michael Schoenhaut					X
Eric J. Bernbaum*	X

*	As of June 30, 2014.

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE